Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Components of income tax expense
Components of Income Tax Expense

	2024	2023
Current tax expense (recovery)
Recognized in profit or loss in current year	$245.3	$132.7
Adjustments recognized in the current year with respect to prior years	46.0	0.2
	291.3	132.9
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	42.4	(101.7)
Adjustments recognized in the current year with respect to prior years	(2.4)	3.4
Impact of tax rate changes	0.5	—
Derecognition of previously recognized deferred tax assets	18.3	3.7
Benefit from previously unrecognized losses, and other temporary differences	(12.9)	—
Impact of impairments on deferred tax assets and liabilities	—	(3.4)
Increase (decrease) in deferred tax liabilities due to tax impact of net realizable adjustments to inventories	(18.2)	11.2
	27.7	(86.8)
Income tax expense	$319.0	$46.1

Reconciliation of effective income tax rate
Reconciliation of Effective Income Tax Rate

	2024	2023
Earnings (loss) before taxes and non-controlling interest	$431.7	$(58.8)
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense (recovery) based on above rates	$116.6	$(15.9)
Increase (decrease) due to:
Non-deductible expenditures	13.8	3.2
Foreign tax rate differences	(18.7)	2.7
Change in net deferred tax assets not recognized	34.8	66.3
Effect of other taxes paid (mining and withholding)	45.7	22.1
Effect of foreign exchange on tax expense	71.1	(36.0)
Non-taxable impact of foreign exchange	(6.8)	3.8
Change in non-deductible portion of reclamation liabilities	20.5	1.9
Change in income tax expense related to prior years	40.5	—
Changes to opening temporary differences	7.7	3.9
Impact of inflation	(4.6)	(7.4)
Other	(1.6)	1.5
Income tax expense	$319.0	$46.1

Analysis of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the Consolidated Financial Statements:

	2024	2023
Net deferred tax liabilities, beginning of year	$(461.2)	$(84.4)
Recognized in net earnings in the year	(27.7)	86.8
Initial deferred tax liability associated with the Yamana Acquisition (Note 8)	—	(881.2)
Disposition of mining properties (Note 9)	11.7	419.3
Recognized in other comprehensive income (loss) in year (1)	—	(0.5)
Other	—	(1.2)
Net deferred liabilities, end of year	(477.2)	(461.2)
Deferred tax assets	44.5	80.4
Deferred tax liabilities	(521.7)	(541.6)
Net deferred tax liabilities	$(477.2)	$(461.2)
(1)Deferred tax impact related to unrealized loss on long-term investment (see Note 10(c)).

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2024	2023
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$13.1	$33.9
Tax losses, resource pools and mining tax credits	109.4	84.6
Mineral properties, plant, and equipment	(630.1)	(636.0)
Other temporary differences and provisions	30.4	56.3
Net deferred tax liabilities	$(477.2)	$(461.2)

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognised
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2024	2023
Operating tax loss	$1,360.3	$1,236.6
Net capital tax loss	32.2	36.5
Resource pools and other tax credits (1)	135.7	174.7
Mineral properties, plant, and equipment	207.7	314.2
Closure and decommissioning costs	239.6	297.6
Other temporary differences	365.2	211.1
	$2,340.7	$2,270.7
(1)Includes tax credits which will begin to expire after 2027 year end, if unused.

Schedule of operating loss carryforwards
Included in the above amounts are operating tax losses, which if not utilized will expire as follows:

At December 31, 2024
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2025	$—	$2.3	$—	$0.2	$4.7	$—	$—	$—	$—	$7.2
2026	—	0.4	—	—	2.5	—	—	—	—	2.9
2027 – and after	888.3	115.3	0.6	38.2	25.3	150.5	64.4	59.3	8.3	1,350.2
Total tax losses	$888.3	$118.0	$0.6	$38.4	$32.5	$150.5	$64.4	$59.3	$8.3	$1,360.3

At December 31, 2023
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2024	$—	$15.5	$0.3	$0.3	$—	$—	$—	$—	$—	$16.1
2025	—	9.7	—	0.6	4.7	5.4	—	—	—	20.4
2026 – and after	695.2	146.1	0.4	2.2	20.9	95.1	146.6	88.2	5.4	1,200.1
Total tax losses	$695.2	$171.3	$0.7	$3.1	$25.6	$100.5	$146.6	$88.2	$5.4	$1,236.6